Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
NON-CURRENT
Debentures and other loans	€ 160,549	€ 132,768
CURRENT
Debentures and other loans	19,867	44,079
TOTAL BORROWINGS	€ 180,415	€ 176,847